Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 37,220,870	$ 10,545,843
Net loss from discontinued operations	(945,109)	(5,860,211)
Motor sports group and PGL nevada [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Salaries and wages	212,546	815,304
Consulting	267,933	1,014,940
Professional fees	24,781	219,369
Sponsorships and tournaments	203,637	3,697,046
Advertising and promotion	1,740	30,808
Office and general	7,374	155,464
Technology expenses	86,590	163,534
Amortization and depreciation	201,335	341,668
Share-based payments
Interest expense	572	1,162
(Gain) loss on foreign exchange	29,535	(16,550)
Net loss from discontinued operations	(945,109)	(5,860,211)
Advertisement [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	26,656,446	4,491,356
Advertisement [member] | Motor sports group and PGL nevada [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Revenue	$ 90,934	$ 562,534